Share Based Compensation - Non Vested Share Awards (Table) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number Of Shares
Non-vested, December 31, 2011	317,000
Granted	324,000
Vested	(108,667)
Non-vested, December 31, 2012	532,333
Weighted Average Grant Date Fair Value
Non-vested, December 31, 2011	$ 10.515
Granted	$ 5.489
Vested	$ 10.47
Non-vested, December 31, 2012	$ 8.43